Segment Information - Additional Information (Details)	12 Months Ended
	Mar. 31, 2026 Customer Segment	Mar. 31, 2025 Customer	Mar. 31, 2024 Customer
Disclosure of operating segments [abstract]
Numbers of operating segments | Segment	2
Number of customers accounted for more than 10% | Customer	0	0	0